Consolidated statements of financial position (Tables)	12 Months Ended
Dec. 31, 2020
Statement of financial position [abstract]
Property, plant, and equipment
	Property and equipment	Advance payments	Total
Cost	(in €)
At January 1, 2019	995,179	—	995,179
Additions	259,647	54,338	313,985
Disposals	(142,400)	—	(142,400)
Reclassification	54,408	(54,408)	—
Exchange differences	6,639	70	6,709
At December 31, 2019	1,173,473	—	1,173,473
Additions	66,114	—	66,114
Disposals	(5,298)	—	(5,298)
Exchange differences	(34,750)	—	(34,750)
At December 31, 2020	1,199,540	—	1,199,540

Accumulated depreciation
At January 1, 2019	(370,510)	—	(370,510)
Depreciation charge for the year	(252,627)	—	(252,627)
Disposals	26,235	—	26,235
Exchange differences	(198)	—	(198)
At December 31, 2019	(597,101)	—	(597,101)
Depreciation charge for the year	(212,733)	—	(212,733)
Disposals	1,793	—	1,793
Exchange differences	16,764	—	16,764
At December 31, 2020	(791,277)	—	(791,277)

Net book value
At December 31, 2019	576,372	—	576,372
At December 31, 2020	408,263	—	408,263

Right of use assets
	Buildings	Cars	Total
Cost	(in €)
At January 1, 2019	695,614	35,058	730,672
Additions	636,754	—	636,754
Disposals	(266,057)	—	(266,057)
Exchange differences	1,512	—	1,512
At December 31, 2019	1,067,823	35,058	1,102,881
Additions	—	101,993	101,993
Disposals	—	(28,366)	(28,366)
Exchange differences	(7,997)	—	(7,997)
At December 31, 2020	1,059,826	108,685	1,168,512

Accumulated depreciation
At January 1, 2019	—	—	—
Depreciation charge for the year	(283,350)	(20,831)	(304,181)
Disposals	38,008	—	38,008
Exchange differences	216	—	216
At December 31, 2019	(245,126)	(20,831)	(265,957)
Depreciation charge for the year	(335,608)	(34,410)	(370,018)
Disposals	—	7,880	7,880
Exchange differences	6,277	—	6,277
At December 31, 2020	(574,457)	(47,361)	(621,818)

Net book value
At December 31, 2019	822,697	14,227	836,924
At December 31, 2020	485,369	61,324	546,694

Intangible assets
	Purchased IT-software	Advances paid for software	Total
Cost	(in €)
At January 1, 2019	246,351	109,852	356,204
Additions	84,449	251,493	335,942
Reclassification	353,155	(353,155)	—
Exchange differences	(64)	—	(64)
At December 31, 2019	683,891	8,190	692,081
Additions	28,075	—	28,075
Reclassification	8,190	(8,190)	—
Exchange differences	(562)	—	(562)
At December 31, 2020	719,593	—	719,593

Accumulated amortization
At January 1, 2019	(133,337)	—	(133,337)
Amortization charge for the year*	(106,358)	—	(106,358)
Exchange differences	14	—	14
At December 31, 2019	(239,681)	—	(239,681)
Amortization charge for the year	(129,963)	—	(129,963)
Exchange differences	234	—	234
At December 31, 2020	(369,410)	—	(369,410)

Net book value
At December 31, 2019	444,210	8,190	452,400
At December 31, 2020	350,184	—	350,183

Lease liabilities
Lease liabilities	2020	2019

As of January 1	845,948	730,672
Additions	101,993	636,754
Derecognition	(20,555)	(228,547)
Re-payments	(366,156)	(296,020)
Short-term liability for accrued interest expense	(388)	1,362
Foreign exchange difference	(1,802)	1,727
As of December 31	559,041	845,948

Amounts recognized in profit or loss
	2020*	2019*	2018*
	(in €)
Depreciation expense of right-of-use assets (see Note 4.2)	362,137	265,957	—
Interest expense on lease liabilities	7,311	12,765	—
Rental expense from leases	6,275	70,451	213,200
short-term leases (included in administrative expenses)	937	65,348	—
leases of low-value assets (included in administrative expenses)	5,338	5,103	—
Total amounts recognized in profit or loss	375,723	349,173	213,200

* in 2020 and 2019 leases under IFRS 16, in 2018 operating leases under IAS 17

Other assets
Other assets	December 31, 2020	December 31, 2019
	(in €)
Non-current other assets
Prepaid expense	353,522	452,217
Total	353,522	452,217
Current other assets
Prepayments on research & development projects	2,340,643	698,891
Prepaid expense	1,295,682	1,467,936
Other	98,374	199,088
Total	3,734,699	2,365,915
Total other assets	4,088,221	2,818,132

Income taxes
InflaRx Group	2020	2019	2018
		(in €)
Loss for the period (accounting profit before income tax)	(33,983,614)	(53,254,817)	(29,814,634)
Tax rate	28.7%	29.6%	29.1%
Tax benefits at tax rate	9,761,910	15,815,083	8,715,116
Tax losses for which no deferred tax asset was recognized	(9,761,910)	(15,815,083)	(8,715,116)
Income tax	—	—	—

Financial assets and financial liabilities
Financial assets and financial liabilities	December 31, 2020	December 31, 2019
	(in €)
Financial assets at amortized cost
Non-current financial assets	272,268	272,614
Current financial assets	47,138,738	82,353,867
Financial liabilities at amortized cost
Trade and other payables	8,258,133	12,413,662

Cash and cash equivalents
Cash and cash equivalents	December 31, 2020	December 31, 2019
	(in €)
Short-term deposits
Deposits held in U.S. dollars (3 months original maturity and less)	22,616,767	27,803,153
Deposits held in Euro (3 months original maturity and less)	1,800,000	—
Total	24,416,767	27,803,153
Cash at banks
Cash held in Euro	1,189,126	1,211,478
Cash held in U.S. dollars	362,788	4,116,649
Total	1,551,914	5,328,127
Total cash and cash equivalents	25,968,681	33,131,280

Trade and other payables
Trade and other Payables	December 31, 2020	December 31, 2019
	(in €)
Accrued liabilities from R&D projects	5,250,654	8,274,042
Accounts payable	1,741,251	3,351,100
Other accrued liabilities and payables	1,266,228	788,520
Total trade and other payables	8,258,133	12,413,662